Satellites, Property and Other Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Satellites, Property and Other Equipment (Tables) [Line Items]
Schedule of Satellites, Property and Other Equipment
	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2023	$3,433,973	$174,584	$86,220	$44,352	$470,235	$4,209,364
Additions	—	52	615	1,473	114,090	116,230
Disposals/retirements	—	(4,433)	(2,880)	(156)	—	(7,469)
Transfers from assets under construction	9,598	4,890	3,530	—	(18,018)	—
Impact of foreign exchange	(18,810)	(612)	(103)	(316)	(12,166)	(32,007)
Cost as at December 31, 2023	3,424,761	174,481	87,382	45,353	554,141	4,286,118
Additions	—	104	892	2,246	1,201,723	1,204,965
Disposals/retirements	(15,900)	(3,287)	(1,864)	(2,972)	(28,397)	(52,420)
Transfer to other receivables	—	—	—	—	(87,958)	(87,958)
Transfers from assets under construction	—	11,630	7,096	—	(18,726)	—
Impact of foreign exchange	69,011	2,451	566	1,104	98,971	172,103
Cost as at December 31, 2024	$3,477,872	$185,379	$94,072	$45,731	$1,719,754	$5,522,808
Accumulated depreciation and impairment as at January 1, 2023	$(2,636,432)	$(138,181)	$(60,223)	$(10,444)	$—	$(2,845,280)
Depreciation	(167,393)	(7,996)	(4,118)	(3,162)	—	(182,669)
Impairment	(13,787)	—	—	—	—	(13,787)
Disposals/retirements	—	4,497	2,921	156	—	7,574
Impact of foreign exchange	8,053	296	(114)	107	—	8,342
Accumulated depreciation and impairment as at December 31, 2023	(2,809,559)	(141,384)	(61,534)	(13,343)	—	(3,025,820)
Depreciation	(112,741)	(7,097)	(4,238)	(3,198)	—	(127,274)
Impairment	(75,969)	—	—	—	—	(75,969)
Disposals/retirements	15,900	2,741	1,528	2,350	—	22,519
Impact of foreign exchange	(37,111)	(1,296)	(348)	(366)	—	(39,121)
Accumulated depreciation and impairment as at December 31, 2024	$(3,019,480)	$(147,036)	$(64,592)	$(14,557)	$—	$(3,245,665)
Net carrying values
As at December 31, 2023	$615,202	$33,097	$25,848	$32,010	$554,141	$1,260,298
As at December 31, 2024	$458,392	$38,343	$29,480	$31,174	$1,719,754	$2,277,143

(1)      Right-of-use assets consisted primarily of property leases.